Acquisitions and Disposals - Catlin Acquisition consideration (Details) £ / shares in Units, $ / shares in Units, £ in Thousands, $ in Thousands	May 01, 2015 USD ($) shares $ / shares		May 01, 2015 GBP (£) shares £ / shares
Business Acquisition [Line Items]
Closing price per XL share on April 30, 2015 | $ / shares	$ 37.08	[1]
Catlin Group Limited
Business Acquisition [Line Items]
Catlin Shares outstanding as of April 30, 2015 that received share consideration (including the dilutive effect of warrants)	384,118,000
Exchange ratio per the Implementation Agreement	0.13		0.13
XL Share issuance to Catlin shareholders	49,935,000		49,935,000
XL Share issuance consideration | $	$ 1,851,601
Cash price component, per Catlin Share in GBP | £ / shares			£ 3.88
Cash consideration	$ 2,287,579		£ 1,490,377
Foreign exchange rate: GBP/USD on April 30, 2015	1.5349
Acquisition consideration | $	$ 4,139,180

[1]	The closing market price of XL Shares on the Acquisition Date represents the fair value of XL shares issued as part of the Acquisition Consideration.